Related Party Transactions - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and charges	R$ 18,075	R$ 22,187	R$ 16,275
Bonus	11,717	7,255	7,263
Share-based payment plan	36,986	29,129	21,508
Total compensation	R$ 66,778	R$ 58,571	R$ 45,046